Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
(8)	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Building	53,049,213	53,049,213
Computer equipment	3,491,575	3,954,697
Furniture, fixtures and office equipment	1,890,013	1,769,409
Motor vehicles	1,986,506	1,986,506
Software	1,797,197	1,729,921
Leasehold improvements	14,419,590	17,840,533
	76,634,094	80,330,279
Less: accumulated depreciation and amortization	(34,563,300)	(42,211,063)
Property and equipment, net	42,070,794	38,119,216

Total depreciation expense recognized for the years ended December 31, 2018, 2019 and 2020 is allocated to the following expense items:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	3,802	28,389	214,133
Research and development	640,372	226,173	240,603
Sales and marketing	122,199	35,343	9,597
General and administrative	417,295	4,491,492	7,158,056
Other operating income, net	1,782,454	369,048	398,192
Total depreciation expense	2,966,122	5,150,445	8,020,581